Acquisitions and Divestitures	12 Months Ended
Oct. 31, 2025
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Acquisitions and Divestitures
Note 9: Acquisitions and Divestitures
Acquisitions
The cost of an acquisition is measured at the fair value of the consideration transferred, including contingent consideration. Acquisition-related costs are recognized as an expense in the period in which they are incurred. The identifiable assets acquired, including intangible assets, and liabilities assumed, are measured at their fair values at the date of acquisition. Goodwill is measured as the excess of the aggregate of the consideration transferred, including the fair value of any contingent consideration, over the net fair value of identifiable assets acquired and liabilities assumed. The results of operations of acquired businesses are included in our consolidated financial statements beginning on the date of acquisition.
Burgundy Asset Management Ltd.
On November 1, 2025, we completed the acquisition of Burgundy Asset Management Ltd. (Burgundy), a leading independent wealth manager in Canada, providing discretionary investment management for private clients, foundations, endowments, pensions and family offices. The purchase price was $654 million, and included higher working capital between announcement and close, paid in cash of
$
61

million and shares of a wholly-owned subsidiary of BMO that are exchangeable into BMO common shares, valued at
$
593

million on close. The purchase price includes the fair value of a holdback to be paid subject to Burgundy maintaining certain assets under management 18 months post-closing and the fair value of a potential earn-out,
payable in the future based on the achievement of certain growth targets.

The acquisition will be reflected in our results in the first quarter of fiscal 2026 as a business combination in the Wealth Management operating segment. Due to the proximity of the closing date to the release date of these annual consolidated financial statements, we have not finalized the initial accounting for the acquisition as the valuation of assets acquired and liabilities assumed, including intangible assets and goodwill, has not been completed.
Divestitures
Non-financial assets (and disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. These assets meet the criteria for classification as held for sale if they are available for immediate sale in their present condition and their sale is considered highly probable. Non-financial assets classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Any write-down to fair value less costs to sell is recognized in non-interest expense in our Consolidated Statement of Income. Any subsequent increase in the fair value less costs to sell, to the extent this does not exceed the cumulative write-down recorded to date, is also recognized in non-interest expense. Gains on disposals are recognized in non-interest revenue.
Sale of Certain U.S. Branches
On October 16, 2025, we entered into a definitive agreement to sell 138 BMO branches in select U.S. markets that are part of our U.S. Banking operating segment to
First-Citizens Bank & Trust Company (First Citizens Bank). Under the terms of this agreement, First Citizens Bank will assume approximately US$5.7 billion (CAD$8 billion) in deposits and purchase approximately US$1.1 billion (CAD$1.5 billion) in loans for a net deposit premium of approximately 5 percent paid on closing. This transaction is expected to close in mid-calendar 2026, subject to regulatory approvals and customary closing conditions. As this transaction met the accounting requirements for assets held for sale in the fourth quarter of 2025, we recognized a write-down
of goodwill of US$73 million (CAD$102 million) before and after-tax in non-interest expense, other, in our Consolidated Statement of Income, reported in Corporate Services. These amounts are subject to closing adjustments, including fair values and foreign exchange rates prevailing at the date of closing.